REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

	Financial Year ended December 31, 2024
	As previously reported	Revision	As revised
	$’000	$’000	$’000
Consolidated balance sheets
Property and equipment, net	14,687	(62)	14,625
Retained earnings	650	(62)	588

Consolidated Statements of Operations and Comprehensive Income
Gain from disposal of property and equipment	121	(62)	59
Income before income taxes	605	(62)	543